Property, Plant and Equipment (Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 5,969
Balance at end of year		6,329	$ 5,969
Depreciated balance as of end of year		6,329	5,969
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		12,980	12,491
Additions		838	789
Disposals		(159)	(69)
Translation differences		107	(231)
Balance at end of year		13,766	12,980
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(7,011)	(6,737)
Depreciation		(494)	(458)
Disposals		121	59
Translation differences		(53)	125
Balance at end of year		(7,437)	(7,011)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		596	574
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,086	1,107
Additions		35	30
Disposals		(4)	(15)
Translation differences		23	(36)
Balance at end of year		1,140	1,086
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(512)	(502)
Depreciation		(27)	(35)
Disposals		1	7
Translation differences		(6)	18
Balance at end of year		(544)	(512)
Technical equipment and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		3,515	3,320	[1]
Technical equipment and machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	7,865	7,664
Additions		455	358	[1]
Disposals		(98)	(27)	[1]
Translation differences		58	(130)	[1]
Balance at end of year		8,280	7,865	[1]
Technical equipment and machinery [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	(4,545)	(4,410)
Depreciation		(254)	(243)	[1]
Disposals		68	25	[1]
Translation differences		(34)	83	[1]
Balance at end of year		(4,765)	(4,545)	[1]
Dikes And Evaporating Ponds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		1,140	1,005	[1]
Dikes And Evaporating Ponds [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	1,834	1,465
Additions		179	388	[1]
Disposals		0	0	[1]
Translation differences		12	(19)	[1]
Balance at end of year		2,025	1,834	[1]
Dikes And Evaporating Ponds [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	(829)	(797)
Depreciation		(46)	(47)	[1]
Disposals		0	0	[1]
Translation differences		(10)	15	[1]
Balance at end of year		(885)	(829)	[1]
Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year	[2]	523	518
Plants under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	518	664
Additions	[2]	(3)	(128)
Disposals	[2]	(2)	0
Translation differences	[2]	10	(18)
Balance at end of year	[2]	523	518
Plants under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	0	0
Depreciation	[2]	0	0
Disposals	[2]	0	0
Translation differences	[2]	0	0
Balance at end of year	[2]	0	0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		201	208
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,144	1,073
Additions		78	77
Disposals		(4)	0
Translation differences		1	(6)
Balance at end of year		1,219	1,144
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(936)	(881)
Depreciation		(84)	(59)
Disposals		3	0
Translation differences		(1)	4
Balance at end of year		(1,018)	(936)
Right of use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year	[3]	354	344
Right of use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	533	518
Additions	[3]	94	64
Disposals	[3]	(51)	(27)
Translation differences	[3]	3	(22)
Balance at end of year	[3]	579	533
Right of use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[3]	(189)	(147)
Depreciation	[3]	(83)	(74)
Disposals	[3]	49	27
Translation differences	[3]	(2)	5
Balance at end of year	[3]	$ (225)	$ (189)

[1]	The Company conducted an evaluation of the expected remaining useful life of Property, Plant and Equipment at its facilities in Israel. This evaluation was based on the Company's accumulated experience, ongoing maintenance practices and operational history of these facilities. The findings of this assessment, which was concluded in the third quarter, revealed that, due to the increasing adoption of new technologies and the implementation of operational excellence processes, the expected lifespan of certain Property, Plant, and Equipment exceeded their previously estimated useful life. As a result, the estimated useful life of the said assets was extended by 2‑5 years, effective from January 2023. The impact of this adjustment in 2023, is a reduction in depreciation expenses, of which $16 million was reflected in operating results, and $3 million was recorded as part of changes in inventory value.
[2]	The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.
[3]	The total additions were recorded against lease liabilities (IFRS 16).